Income Taxes (Details) - HKD ($) $ in Millions		12 Months Ended
	Jan. 01, 2022	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Taxes [Line Items]
Profits tax rates (in Dollars)		$ 2
Tax percentage		18.80%	(0.80%)	3.70%
Enterprise income tax rate		25.00%
Additional deduction		100.00%	100.00%	100.00%
Two-Tiered Profits Tax [Member]
Income Taxes [Line Items]
Profits tax rates (in Dollars)		$ 2
Tax percentage		16.50%
Special administrative regions of China [Member] | Two-Tiered Profits Tax [Member]
Income Taxes [Line Items]
Profits tax rates (in Dollars)		$ 2
Tax percentage		8.25%
High and New Technology Enterprises [Member]
Income Taxes [Line Items]
Tax percentage		15.00%
Preferential rate		15.00%
Shenzhen Sowell [Member]
Income Taxes [Line Items]
Tax percentage	15.00%
HK SAR [Member]
Income Taxes [Line Items]
Tax percentage		8.25%